Long-Term Debt, $15.29 million Term Loan Facility (Details) - $15.29 Million Term Loan Facility [Member]		12 Months Ended
	Jan. 27, 2021 Tranche	Dec. 31, 2021 USD ($) Installment	Jan. 22, 2021 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary			2
Face amount		$ 15,290,000	$ 15,290,000
Number of tranches drawn | Tranche	2
Number of payment installments | Installment		16
Frequency of periodic payment		quarterly
Installment payment		$ 471,000
Balloon installment payable at maturity		$ 7,800,000